4. Right of Use Leased Asset (Sept 2019 Note) (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Jan. 02, 2018
Notes to Financial Statements
Lease liability	$ 2,071,903	$ 2,071,903		$ 2,071,903
Right of use asset	4,115,532	4,115,532	$ 0	2,153,747
Accumulated amortization of right to use asset	284,797	284,797		124,070
Deferred rent				$ 37,920
Amortization expense	$ 70,020	$ 159,238